Investment in associates (Tables)	6 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Schedule of financial information represents the amount in the financial statements

The following table analyses the financial assets and liabilities in the statement of financial position by the class of financial instruments to which they are assigned, and therefore by the measurement basis:

2025
USD

Financial assets
At amortised cost
Cash on hand	1

Financial liabilities
At amortised cost
Other payables and accrued expenses	18,503

Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Schedule of investment in associates

	2025	2024
	(Unaudited)	(Unaudited)
	USD	USD

Unquoted shares - at cost
As at 1 April	1,493,850	1,721,098
Reclassification to other investment (Note 8)	(1,492,916)	-

As at 30 September	934	1,721,098

Less: Accumulated impairment loss
As at 1 April	(257)	(270)
Addition during the financial period	-	-

As at 30 September	(257)	(270)

	677	1,720,828

Share of post-acquisition reserve
As at 1 April	13,911	7,327
Share of profit during the financial period	19,418	33,456

As at 30 September	33,329	40,783

	1,516,162	1,761,611
Exchange differences	(10,276)	959

	23,730	1,762,570

	2025	2024
	USD	USD

Unquoted shares - at cost
As at 1 April	1,493,850	895
Addition during the financial year	-	1,492,955

As at 31 March	1,493,850	1,493,850

Less: Accumulated impairment loss
As at 1 April	(257)	(257)
Addition during the financial year	-	-

As at 31 March	(257)	(257)

	1,493,593	1,493,593

Share of post-acquisition reserve
As at 1 April	13,911	10,490
Share of (loss)/profit during the financial year	(10,760)	3,421

As at 31 March	3,151	13,911

	1,496,744	1,507,504
Exchange differences	99,432	(860)

	1,596,176	1,506,644

Schedule of details of associates

The details of associates are as follows:

	Place of	Effective equity
Name of Company	incorporation	interest		Principal activities
		2025	2024
		%	%
Vax Biotech Sdn. Bhd. (“Vax Biotech”)	Malaysia	30%	30%	Manufacture of medicaments

Alps Globemedics Sdn. Bhd. (“Alps Globemedics”)	Malaysia	30%	30%	Marketing of health and beauty product and services

Cilo Cybin Holdings Limited (“Cilo Cybin”)	South Africa	9,98%	40.5%	Investment in biotech, biohacking and pharmaceutical businesses

The details of associates are as follows:

	Place of	Effective equity
Name of Company	incorporation	interest		Principal activities
		2025	2024
		%	%
Vax Biotech Sdn. Bhd. (“Vax Biotech”)	Malaysia	30%	30%	Manufacture of medicaments

Alps Globemedics Sdn. Bhd. (“Alps Globemedics”)	Malaysia	30%	30%	Marketing of health and beauty product and services

Cilo Cybin Holdings Limited (“Cilo Cybin”)	South Africa	40.5%	40.5%	Investment in biotech, biohacking and pharmaceutical businesses

Schedule of financial information represents the amount in the financial statements

Summarised financial information of Cilo Cybin is set out below. The summarised financial information represents the amount in the financial statements of the associate and not the Group’s share of those amounts.

	2025	2024
	USD	USD
Statement of financial position
Non-current assets	198,858	-
Current assets	3,139,920	3,354,690

Total assets	3,338,778	3,354,690

Non-current liabilities	(173,968)	-
Current liabilities	(114,958)	(593,538)

Total liabilities	(288,926)	(593,538)

Net assets of the associate	3,049,852	2,761,152

Statement of comprehensive income
Revenue for the financial year	256,858	229,058

(Loss)/Profit for the financial year	(31,156)	21,809

Share of (loss)/profit of the associate	(12,618)	8,833

Alps Life Science Inc [Member] | Vax Biotech Sdn Bhd [member]
IfrsStatementLineItems [Line Items]
Schedule of financial information represents the amount in the financial statements

Summarised financial information of Vax Biotech is set out below. The summarised financial information represents the amount in the financial statements of the associate and not the Group’s share of those amounts.

Vax Biotech Sdn Bhd	2025	2024
	(Unaudited)	(Unaudited)
	USD	USD

Statement of financial position
Current assets, representing total assets	1,103	313

Current liabilities, representing total liabilities	(6,330)	(3,856)

Net liabilities of the associate	(5,227)	(3,543)

Statement of comprehensive income
Expenses for the financial period	(417)	(1,155)

Loss for the financial period	(417)	(1,155)

Share of loss of the associate	-	-

	2025	2024
	USD	USD

Statement of financial position
Current assets, representing total assets	732	686

Current liabilities, representing total liabilities	(2,725)	(2,596)

Net liabilities of the associate	(1,993)	(1,910)

Statement of comprehensive income
Expenses for the financial year	(1,183)	(1,147)

Loss for the financial year	(1,183)	(1,147)

Share of loss of the associate	(355)	(344)

Schedule of financial information to the carrying amount of interest

Reconciliation of the above summarised financial information to the carrying amount of the interest in associate recognised in the consolidated financial statements:

	2025	2024
	(Unaudited)	(Unaudited)
	USD	USD

Proportion of net liabilities of the associate	(1,568)	(1,063)

Carrying amount of the Group’s interest in associate	(1,568)	(1,063)

	2025	2024
	USD	USD

Proportion of net liabilities of the associate	(671)	(657)
Exchange differences	73	84

Carrying amount of the Group’s interest in associate	(598)	(573)

Alps Life Science Inc [Member] | Alps Globemedics Sdn Bhd [member]
IfrsStatementLineItems [Line Items]
Schedule of financial information represents the amount in the financial statements

Alps Globemedic Sdn Bhd	2025	2024
	(Unaudited)	(Unaudited)
	USD	USD

Statement of financial position
Non-current assets	3,432	4,084
Current assets	185,609	62,004

Total assets	189,041	66,088

Non-current liabilities	-	(871)
Current liabilities	(109,977)	(16,931)

Total liabilities	(109,977)	(17,802)

Net assets of the associate	79,064	48,286

Statement of comprehensive income
Revenue for the financial year	201,105	142,809

Profit after taxation for the financial period	52,901	34,026

Share of profit of the associate	15,870	13,199

	2025	2024
	USD	USD

Statement of financial position
Non-current assets	3,529	3,377
Current assets	36,502	28,413

Total assets	40,031	31,790

Non-current liabilities	-	(759)
Current liabilities	(16,483)	(14,263)

Total liabilities	(16,483)	(15,022)

Net assets of the associate	23,548	16,768

9.	Investment in associates (Cont’d)

Investment in Alps Globemedics (Cont’d)

	2025	2024
	USD	USD
Statement of comprehensive income
Revenue for the financial year	187,465	120,942

Profit/(Loss) for the financial year	7,375	(16,893)

Share of profit/(loss) of the associate	2,213	(5,068)

Schedule of financial information to the carrying amount of interest
	2025	2024
	(Unaudited)	(Unaudited)
	USD	USD

Proportion of net assets of the associate	22,934	14,486

Carrying amount of the Group’s interest in associate	22,934	14,486

	2025	2024
	USD	USD

Proportion of net assets of the associate	7,421	5,652
Exchange differences	(357)	(622)

Carrying amount of the Group’s interest in associate	7,064	5,030

Alps Life Science Inc [Member] | Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Schedule of financial information represents the amount in the financial statements

Reconciliation of the above summarised financial information to the carrying amount of the interest in associate recognised in the consolidated financial statements:

	2025	2024
	USD	USD

Proportion of net assets of the associate	1,135,474	1,118,421
Exchange differences	99,716	(154)

Carrying amount of the Group’s interest in associate	1,235,190	1,118,267